Shareholder Report	12 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000173046
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATEAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$211	1.95%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Apr-2020	$10,000	$10,000
Aug-2020	$11,915	$12,098
Aug-2021	$13,794	$15,869
Aug-2022	$13,460	$14,087
Aug-2023	$13,268	$16,333
Aug-2024	$14,414	$20,766

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (April 30, 2020)
Anchor Risk Managed Equity Strategies Fund	8.63%	8.80%
S&P 500® Index	27.14%	18.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,571,104	$ 284,571,104
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 5,285,522
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$284,571,104 Number of Portfolio Holdings4 Advisory Fee $5,285,522 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

C000173045
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATESX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$237	2.20%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Aug-2017	$11,148	$11,540
Aug-2018	$12,969	$13,809
Aug-2019	$13,887	$14,212
Aug-2020	$16,982	$17,330
Aug-2021	$19,609	$22,731
Aug-2022	$19,068	$20,179
Aug-2023	$18,760	$23,396
Aug-2024	$20,330	$29,745

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 6, 2016)
Anchor Risk Managed Equity Strategies Fund	8.37%	7.92%	9.29%
S&P 500® Index	27.14%	15.92%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 284,571,104	$ 284,571,104
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 5,285,522
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$284,571,104 Number of Portfolio Holdings4 Advisory Fee $5,285,522 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

C000207216
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Global Strategies Fund
Trading Symbol	ATAGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$204	2.00%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Global Strategies Fund	MSCI EAFE Index
Jul-2020	$10,000	$10,000
Aug-2020	$10,190	$10,270
Aug-2021	$11,407	$12,952
Aug-2022	$10,688	$10,388
Aug-2023	$10,495	$12,249
Aug-2024	$10,946	$14,626

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (July 15, 2020)
Anchor Risk Managed Global Strategies Fund	4.30%	2.21%
MSCI EAFE Index	19.40%	9.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jul. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,752,939	$ 22,752,939
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 283,896
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,752,939 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$283,896 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

C000207215
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Global Strategies Fund
Trading Symbol	ATGSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$230	2.25%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Global Strategies Fund	MSCI EAFE Index
Jan-2019	$10,000	$10,000
Aug-2019	$11,070	$10,560
Aug-2020	$12,065	$11,208
Aug-2021	$13,483	$14,135
Aug-2022	$12,597	$11,336
Aug-2023	$12,350	$13,368
Aug-2024	$12,859	$15,961

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 15, 2019)
Anchor Risk Managed Global Strategies Fund	4.11%	3.04%	4.57%
MSCI EAFE Index	19.40%	8.61%	8.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jan. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,752,939	$ 22,752,939
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 283,896
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$22,752,939 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$283,896 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.5%
Money Market Funds	7.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 2, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

C000159233
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$217	2.01%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	2.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Aug-2021	$10,592	$9,975
Aug-2022	$9,781	$8,826
Aug-2023	$9,146	$8,721
Aug-2024	$9,887	$9,357

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 11, 2020)
Anchor Risk Managed Income Strategies Fund	8.10%	-0.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 11, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,759,007	$ 25,759,007
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 111,952
InvestmentCompanyPortfolioTurnover	365.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,759,007 Number of Portfolio Holdings17 Advisory Fee (net of waivers)$111,952 Portfolio Turnover365%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	20.7%
Exchange-Traded Funds	64.0%
Money Market Funds	15.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 22, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

On December 22, 2023, the Fund changed its name from the "Anchor Risk Managed Credit Strategies Fund" to the "Anchor Risk Managed Income Strategies Fund." Accordingly, the Fund changed its investment objective from seeking "to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions" to "to provide long-term growth of capital while providing current income." Additionally, the Fund's principal investment strategies were revised to invest its assets in long and short positions in underlying funds and derivative instruments rather than only fixed income securities.

Effective February 15, 2024, the Fund declares dividends from net investment income, if any, monthly.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Effective April 15, 2024, the Fund began charging a redemption fee of 2.00% of the amount redeemed on shares held less than 60 days.

C000161918
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-290-8633
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$244	2.26%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.26%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Aug-2016	$10,317	$10,524
Aug-2017	$10,546	$10,576
Aug-2018	$10,372	$10,465
Aug-2019	$10,368	$11,529
Aug-2020	$11,437	$12,276
Aug-2021	$11,960	$12,265
Aug-2022	$11,021	$10,853
Aug-2023	$10,282	$10,723
Aug-2024	$11,074	$11,506

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 29, 2015)
Anchor Risk Managed Income Strategies Fund	7.70%	1.33%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.58%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,759,007	$ 25,759,007
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 111,952
InvestmentCompanyPortfolioTurnover	365.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$25,759,007 Number of Portfolio Holdings17 Advisory Fee (net of waivers)$111,952 Portfolio Turnover365%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	20.7%
Exchange-Traded Funds	64.0%
Money Market Funds	15.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 22, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 30, 2024 or upon request at 1-800-290-8633.

On December 22, 2023, the Fund changed its name from the "Anchor Risk Managed Credit Strategies Fund" to the "Anchor Risk Managed Income Strategies Fund." Accordingly, the Fund changed its investment objective from seeking "to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions" to "to provide long-term growth of capital while providing current income." Additionally, the Fund's principal investment strategies were revised to invest its assets in long and short positions in underlying funds and derivative instruments rather than only fixed income securities.

Effective February 15, 2024, the Fund declares dividends from net investment income, if any, monthly.

Effective April 2, 2024, Eric Leake no longer serves as the Fund's portfolio manager.

Effective April 15, 2024, the Fund began charging a redemption fee of 2.00% of the amount redeemed on shares held less than 60 days.